Consolidated Statements of Cash Flows - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (14,376)	$ (19,285)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	185	1,140
Stock-based compensation	9,983	29,148
Loss on extinguishment of convertible notes		107
Noncash interest expense		5,224
Issuance of Hongyun warrants		188
Fair value adjustment of private placement warrant liability		(4,167)
Fair value adjustment of earnout liability		(84,612)
Changes in operating assets and liabilities:
Accounts Receivable		(2,614)
Inventory		(19,276)
Prepaid expenses and other current assets	(824)	(22,970)
Other assets	0	(1,023)
Accounts payable	215	8,164
Accrued liabilities	467	4,966
Related party payables	560	(290)
Contract liabilities	2,608	8,684
Other liabilities		1,425
Net cash used in operating activities	(1,182)	(95,191)
Cash Flows from Investing Activities:
Purchases of property and equipment	(431)	(14,525)
Advanced payments for capital expenditures		(4,257)
Investment in non-consolidated affiliates		(98)
Investment in equity securities	(122)	(4,826)
Net cash used in investing activities	(553)	(23,706)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock, net of transaction costs	18,560	0
Proceeds from Business Combination, net of transaction costs (Note 3)		512,936
Payment for purchase of Horizon IP		(6,900)
Exercise of stock options		532
Payment of finance lease liability	(29)	(203)
Debt issuance costs		(133)
Repurchase of warrants		(540)
Deferred transaction costs	(137)	0
Proceeds from issuance of convertible notes	500	45,000
Net cash provided by financing activities	18,894	550,692
Effect of exchange rate changes on cash	(20)	431
Net change in cash and restricted cash	17,139	432,226
Cash—Beginning		17,139
Cash and restricted cash—Ending	$ 17,139	449,365
Supplemental schedule of non-cash investing activities and financing activities:
Conversion of Legacy Hyzon Common Stock		73
Recognition of earnout liability in Business Combination		188,373
Recognition of Private Placement Warrant liability in Business Combination		19,395
Horizon IP Agreement - Fee		10,000
Conversion of convertible notes for common stock		50,198
Acquisitions of property and equipment included in current liabilities		$ 61